Accrued Expense and Other Liabilities - Schedule of Accrued Expenses and Other Liabilities (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Schedule of Accrued Expenses and Other Liabilities [Abstract]
Payroll payable	$ 673,437	$ 496,766
Rent payable	153,674	81,178
Equipment payable	156,412	38,105
Software service fee	242,980
Other payables	171,918	116,370
Total	$ 1,398,421	$ 732,419